Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Receivables from Broker-Dealers and Clearing Organizations	As of September 30, 2024 and March 31, 2024, receivables from broker-dealers and clearing organizations consisted of the following:
	September 30, 2024	March 31, 2024
	(unaudited)
Receivables from broker-dealers and clearing organizations for futures customer accounts	$10,643,321	$3,739,268
Receivables from broker-dealers and clearing organizations for securities customer accounts	74,563	97,425
Receivables from broker-dealers and clearing organizations for securities proprietary trading	1,931,801	166,289
	$12,649,685	$4,002,982

Schedule of Revenues from Contracts with Customers	The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:
	For the Six Months Ended September 30,
	2024	2023
Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$109,127	$429,708
Commission on futures broking from overseas Exchanges	859,086	1,901,015
	968,213	2,330,723
Trading solution service revenues	429,215	1,691,441
Other service revenues	38,534	239,503
	$1,435,962	$4,261,667

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	September 30, 2024	March 31, 2024
HKD exchange rate for balance sheet items, except for equity accounts	7.7693	7.8259
AUD exchange rate for balance sheet items, except for equity accounts	1.4422	1.5328
SGD exchange rate for balance sheet items, except for equity accounts	1.2831	1.3475
	For the Six Months Ended September 30,
	2024	2023
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8084	7.8317
AUD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.5051	N/A
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3362	1.3443